OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT LIABILITIES
Summary of other non-current liabilities

As at December 31,	Note	2024 $	2023 $
Restricted share units	16(b)	3,944	2,648
Other		146	7,325
Total other non-current liabilities		4,090	9,973